Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal provision (benefit)
At statutory rates	$ (2,525)	$ (4,971)
Uncertain tax positions	5,690	507
Other	(101)	(2,471)
Change in valuation allowance	(3,064)	6,949
Income tax provision	$ 0	$ 14